Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 62,588	$ 992,187	$ 462,274
Prepaid expenses	51,130	77,774	265,282
Cash held in Trust Account for redeemed shares	0	1,093,204
Total Current Assets	113,718	2,163,165	727,556
Prepaid expenses, non-current			14,384
Cash held in Trust Account	26,328,395	25,041,388	276,115,444
TOTAL ASSETS	26,442,113	27,204,553	276,857,384
Current liabilities
Accrued offering costs and expenses	6,165,503	4,807,419	3,153,755
Due to related party	198,986	138,986	18,986
Common stock to be redeemed	0	1,093,204
Income taxes payable	42,911	795,203
Interest bearing note	896,771
Working capital loan—related party	502,683	300,000	150,000
Total Current Liabilities	7,806,854	7,134,812	3,322,741
Warrant liability	632,490	459,236	5,044,441
Deferred underwriting discount	6,762,000	6,762,000	9,660,000
TOTAL LIABILITIES	15,201,344	14,356,048	18,027,182
Commitments
Common stock subject to possible redemption, 2,467,422 shares at redemption values of $10.72 and $10.24 at June 30, 2023 and December 31, 2022, respectively	26,462,922	25,273,823	276,000,000
Stockholders' Deficit
Preferred stock	0	0	0
Common stock	690	690	690
Additional paid-in capital	0	1,103,029
Accumulated deficit	(15,222,843)	(13,529,037)	(17,170,488)
Total Stockholders' Deficit	(15,222,153)	(12,425,318)	(17,169,798)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 26,442,113	$ 27,204,553	$ 276,857,384